LINES OF CREDIT (Details Narrative) - USD ($)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Line of credit		$ 802,738	$ 802,738	$ 802,738
Annual interest rate	3.50%
JP Morgan Chase Bank [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 2,000,000
Annual interest rate		3.00%
Restricted cash		$ 2,100,000
Morgan Stanley [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 1,980,937
Other cash equivalents			$ 10,114	$ 10,114